Leases - Schedule of Right-of-Use Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cost [Member]
Schedule of Right-of-Use Assets [Line Items]
Balance at beginning	$ 1,690	$ 1,719
Additions	3,001	16
Disposals	(1,453)	(45)
Balance at ending	3,238	1,690
Cost [Member] | Property [Member]
Schedule of Right-of-Use Assets [Line Items]
Balance at beginning	1,642	1,642
Additions	2,947
Disposals	(1,449)
Balance at ending	3,140	1,642
Cost [Member] | Vehicles [Member]
Schedule of Right-of-Use Assets [Line Items]
Balance at beginning	48	77
Additions	54	16
Disposals	(4)	(45)
Balance at ending	98	48
Accumulated amortization [Member]
Schedule of Right-of-Use Assets [Line Items]
Balance at beginning	(1,192)	(940)
Additions	(400)	(282)
Disposals	1,104	30
Balance at ending	(488)	(1,192)
Accumulated amortization [Member] | Property [Member]
Schedule of Right-of-Use Assets [Line Items]
Balance at beginning	(1,159)	(896)
Additions	(379)	(263)
Disposals	1,104
Balance at ending	(434)	(1,159)
Accumulated amortization [Member] | Vehicles [Member]
Schedule of Right-of-Use Assets [Line Items]
Balance at beginning	(33)	(44)
Additions	(21)	(19)
Disposals		30
Balance at ending	(54)	(33)
Right of Use Assets [Member]
Schedule of Right-of-Use Assets [Line Items]
Total right of use assets	2,750	498
Right of Use Assets [Member] | Property [Member]
Schedule of Right-of-Use Assets [Line Items]
Total right of use assets	2,706	483
Right of Use Assets [Member] | Vehicles [Member]
Schedule of Right-of-Use Assets [Line Items]
Total right of use assets	$ 44	$ 15